CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($) $ in Millions		Dec. 31, 2020	Dec. 31, 2019
Assets
Cash and cash equivalents		$ 192	$ 204
Accounts receivable and other		394	390
Current assets		586	594
Property, plant and equipment		5,111	4,497
Intangible assets		2,948	3,936
Goodwill		528	667
Financial assets		27	29
Other assets		101	89
Deferred income tax asset		43	41
Total assets		9,344	9,853
Liabilities
Accounts payable and other		505	487
Non-recourse borrowings		11	0
Financial liabilities		23	6
Exchangeable and class B shares		2,221	0
Current liabilities		2,760	493
Non-recourse borrowings		3,466	3,526
Loans payable to Brookfield Infrastructure		1,143	0
Financial liabilities		1,008	1,002
Other liabilities		96	90
Deferred income tax liability		1,443	1,465
Total liabilities		9,916	6,576
Equity
Brookfield Infrastructure Partners L.P (1)	[1]	(1,722)	1,654
Non-controlling interests		1,150	1,623
Total equity		(572)	3,277
Total liabilities and equity		$ 9,344	$ 9,853

[1]	Common equity is attributable to the partnership prior to the special distribution and subsequently as a result of the partnership holding all of the class C shares issued by our company. Please refer to Note 3(c), Basis of Presentation and Significant Accounting Policies, for further details.